Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Asia	Total

Balance, December 31, 2014	$633	$577	$127	$1,337
Acquisitions [note 7]	—	13	107	120
Foreign exchange and other	(43)	(65)	(5)	(113)

Balance, December 31, 2015	590	525	229	1,344
Acquisitions [note 7]	—	620	(5)	615
Foreign exchange and other	5	(29)	(12)	(36)

Balance, December 31, 2016	$595	$1,116	$212	$1,923